Other non-current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Assets [Abstract]
Deferred tax assets	$ 22,517	$ 0
Hold back payment in connection with AutoDS acquisition	6,401	0
Other	1,470	1,349
Total	$ 30,388	$ 1,349